Share-Based Payment (Details)	12 Months Ended
	Dec. 31, 2025 Share ₪ / shares	Dec. 31, 2024 Share ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of share options, beginning of period | Share	7,196,651	7,790,681
Number of share options, Forfeited during the year | Share	(283,558)	(210,182)
Number of share options, Expired during the year | Share	(127,174)	(55,509)
Number of share options, Exercised during the year | Share	(3,775,597)	(953,497)
Number of share options, Granted during the year | Share	1,834,304	625,158
Number of share options, end of period | Share	4,844,626	7,196,651
Number of share options, Exercisable | Share	2,178,612	5,240,650
Weighted average exercise price, beginning of period | ₪ / shares	₪ 55.14	₪ 51.25
Weighted average exercise price, Forfeited during the year | ₪ / shares	63.81	71.05
Weighted average exercise price, Expired during the year | ₪ / shares	74.95	69.82
Weighted average exercise price, Exercised during the year | ₪ / shares	42.93	24.12
Weighted average exercise price, Granted during the year | ₪ / shares	80.16	62.66
Weighted average exercise price, end of period | ₪ / shares	73.11	55.14
Weighted average exercise price, Exercisable | ₪ / shares	₪ 70.33	₪ 50.81